Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Formation and operating costs	$ 648,672	$ 43,943	$ 66,556	$ 1,029,342
Operating expenses	(648,672)	(43,943)	(66,556)	(1,029,342)
Other income:
Interest income earned from deposits in bank account	4,208	4,901	254	25,035
Interest income earned on investments held in Trust Account	785,928	21,058		2,258,904
Changes in fair value of warrant liabilities	2,040			53,500
Total other income	792,176	25,959	254	2,337,439
Net income (loss)	$ 143,504	$ (17,984)	$ (66,302)	$ 1,308,097
Redeemable Ordinary Shares
Other income:
Basic weighted average shares outstanding (in Shares)	5,750,000	191,667		4,379,452
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.12	$ 0.4		$ 0.69
Non-Redeemable Ordinary Shares
Other income:
Basic weighted average shares outstanding (in Shares)	1,780,625	1,448,938	1,250,000 [1]	1,698,839 [1]
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.32)	$ (0.07)	$ (0.05)	$ (1.01)

[1]	The basic and diluted weighted average shares outstanding, non redeemable ordinary shares for the period from March 11, 2022 (inception) through December 31, 2022 excludes an aggregate of up to 187,500 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 28, 2023, the over-allotment option was fully exercised.